Related Party Transactions - Payable to Related Party Presented on the Combined Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Current portion of notes payable to related party	$ 0	$ 103	$ 1,049
Long-term portion of notes payable to related party	0	5,699	3,420
Notes payable [Member]
Related Party Transaction [Line Items]
Current portion of notes payable to related party	0	3	49
Long-term portion of notes payable to related party	0	366	86
Notes payable to related party	$ 0	$ 369	$ 135